Transactions With Related Parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Transactions With Related Parties
27.
TRANSACTIONS WITH RELATED PARTIES

Key management compensation

Key management includes members of the Company’s senior executives and the Board of Directors. The compensation paid or payable to key management for Board and employee services includes their participation in stock based compensation arrangements. The disclosure amounts are based on the expense recognized in the consolidated statement of operations in the respective year.

Key management compensation for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Year Ended December 31,
	2024	2023	2022
(in USD and thousands)
Short term employee benefits	$28,396	$17,223	$15,540
Share-based benefits	3,832	10,443	17,806
Other	139	138	96
Total	$32,367	$27,804	$33,442

Transactions with Related Parties

As of December 31, 2024 and 2023, current receivables due from related parties were $0.3 million and $12.3 million, respectively.

As of December 31, 2024 and 2023, $0.2 million and $0.7 million, respectively, of the current receivables due from related parties were due to the Group from VCAP and its affiliates for (1) a management fee for certain administrative services provided by the

Group, and (2) reimbursement of expenses paid by the Group on behalf of VCAP and its affiliates. The management fees between the Group and VCAP did not have a material impact on the results of operations for the years ended December 31, 2024, 2023 and 2022. See Notes 19 and 20 for additional discussion on exercise of warrants by VCAP and Series C Conversion for CPP Investments and TPG.

Transactions with the China JV Investment

In 2020, the Group entered into an agreement with a subsidiary of China Merchants Group to together build a cruise line targeting the Chinese-speaking populations in China (the “China JV Investment”). The China JV Investment is comprised of two primary entities, CMV and Shenzhen China Merchants Viking Cruises Tourism Limited (“SCM”).

The Group has a 10% interest in CMV, the entity that contracts with passengers, owns and operates the ships and performs related activities. The Group’s interest in CMV is accounted for as an associate using the equity method of accounting because the Group has significant influence through its representation on the board of directors. For the years ended December 31, 2024, 2023 and 2022, the Group contributed capital of $8.5 million, $7.0 million and nil, respectively, to CMV. At the time of certain capital contributions, the carrying amount of the Group’s investment in CMV was zero and the Group had not previously recognized its entire portion of CMV’s losses. Accordingly, $7.9 million, $7.0 million and nil were recognized as losses and included in other financial (loss) income in the consolidated statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. The carrying amount of the Group’s investment in CMV, which is included in investments in associated companies on the consolidated statements of financial position, was $0.6 million and zero as of December 31, 2024 and 2023, respectively.

In 2021, the Group sold an ocean ship, the Viking Yi Dun (formerly the Viking Sun), to CMV. CMV financed the purchase and pursuant to the terms of the Group’s investment in CMV, VCL guaranteed 10% of CMV’s obligations under the financing, up to a maximum of $45.0 million.

The Group provides services to CMV related to the Group’s cruise industry expertise. For the years ended December 31, 2024, 2023 and 2022, the Group recognized services revenue of $11.3 million, $23.5 million and $13.0 million, respectively, which is included in onboard and other in the consolidated statements of operations. As of December 31, 2024 and 2023, zero and $11.6 million, respectively, of the current receivables due from related parties related to CMV. Services revenue recognized in 2024 relates to services performed prior to the first sailings under the accommodation agreement discussed below.

In 2024, the Group entered into an accommodation agreement for all cabins on the Viking Yi Dun ocean ship from the third quarter of 2024 until the end of 2026. See Note 10. For the year ended December 31, 2024, the Group recognized vessel operating expenses related to non-lease components and variable lease payments for the Viking Yi Dun of $8.1 million. The Group also incurred depreciation expense and interest expense related to the lease of $2.3 million and $0.2 million, respectively.

The Group has a 50% interest in SCM, the entity that provides services for business planning, management consulting, sales, product development, and hotel operations to CMV. The Group controls SCM through its rights to nominate key board and management positions, who have the power to direct the activities that most directly impact SCM’s returns, and the services provided by SCM, which primarily relate to the Group’s cruise industry expertise. Accordingly, the Group consolidates the results of SCM into the Group’s consolidated financial statements.